LITIGATION AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
LITIGATION AND CONTINGENCIES
Schedule of guarantees and restricted assets

Guarantees that commit assets included in the financial statements:

			Committed assets		Accounting value
Guaranty creditor	Debtor name	Relationship	Guaranty	Type	12-31-2019	12-31-2018
					ThCh$	ThCh$
Gas Licuado Lipigas S.A.	Embotelladora Andina S.A.	Parent company	Cash	Trade debtors and other accounts receivable	—	1,140
Transportes San Martin	Embotelladora Andina S.A.	Parent company	Cash	Trade debtors and other accounts receivable	2,805	—
Cooperativa Agrícola Pisquera Elqui Limitada	Embotelladora Andina S.A.	Parent company	Cash	Other non-current financial assets	1,216,865	—
Inmob. e invers. supetar Ltda.	Transportes Polar	Subsidiary	Cash	Other non-current non-financial assets	4,579	4,579
Maria Lobos Jamet	Transportes Polar	Subsidiary	Cash	Other non-current non-financial assets	2,565	2,565
Bodega San Francisco	Transportes Polar	Subsidiary	Cash	Other non-current non-financial assets	6,483	—
Employee claims	Rio de Janeiro Refrescos Ltda.	Subsidiary	Deposit in court	Other non-current non-financial assets	6,600,863	5,336,644
Civil and tax claims	Rio de Janeiro Refrescos Ltda.	Subsidiary	Deposit in court	Other non-current non-financial assets	12,186,432	12,597,136
Government entities	Rio de Janeiro Refrescos Ltda.	Subsidiary	Plant & equipment	Property, Plant & Equipment	13,379,610	13,209,635
Distribuidora Baraldo S.H.	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	250	369
Acuña Gomez	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	375	553
Nicanor López	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	268	395
Labarda	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	5	7
Municipalidad Bariloche	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	36,313	21,420
Municipalidad San Antonio Oeste	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	27,598	40,682
Municipalidad Carlos Casares	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	1,116	1,645
Municipalidad Chivilcoy	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	172,602	254,430
Others	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	53	78
Granada Maximiliano	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	2,250	3,317
Cicsa	Embotelladora del Atlántico S.A.	Subsidiary	Cash deposit	Other current non-financial assets	3,128	4,612
Other lessors	Embotelladora del Atlántico S.A.	Subsidiary	Cash deposit	Other current non-financial assets	15,289	46,169
Aduana de EZEIZA	Embotelladora del Atlántico S.A.	Subsidiary	Cash deposit	Other current non-financial assets	422	3,013
Municipalidad de Junin	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	360	1,592
Almada Jorge	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	3,054	4,949
Municipalidad de Picun Leufu	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	—	72
Mirgoni Marano	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	76	112
Farias Matias Luis	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	1,401	309
Temas Industriales SA - Embargo General de Fondos	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	156,759	231,077
Gomez Alejandra Raquel	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	—	35
Lopez Gustavo Gerardo C/Inti Saic Y Otros	Embotelladora del Atlántico S.A.	Subsidiary	Cash deposit	Other current financial assets	—	226
Tribunal Superior De Justicia De La Provincia De Córdoba	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	—	290
DBC SA C CERVECERIA ARGENTINA SA ISEMBECK	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	28,129	41,465
Coto Cicsa	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	5,001	—
Cencosud	Embotelladora del Atlántico S.A.	Subsidiary	Deposit in court	Other non-current non-financial assets	3,125	—
Marcus A.Peña	Paraguay Refrescos	Subsidiary	Real estate	Property, Plant & Equipment	3,955	4,164
Mauricio J Cordero C	Paraguay Refrescos	Subsidiary	Real estate	Property, Plant & Equipment	917	904
José Ruoti Maltese	Paraguay Refrescos	Subsidiary	Real estate	Property, Plant & Equipment	738	758
Alejandro Galeano	Paraguay Refrescos	Subsidiary	Real estate	Property, Plant & Equipment	1,275	1,251
Ana Maria Mazó	Paraguay Refrescos	Subsidiary	Real estate	Property, Plant & Equipment	1,213	1,191
					33,865,874	31,816,784

Guarantees provided without obligation of assets included in the financial statements:

			Committed assets		Amounts involved
Guaranty creditor	Debtor name	Relationship	Guaranty	Type	12.31.2019	12.31.2018
					ThCh$	ThCh$
Employee procedures	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	2,819,285	2,601,353
Administrative procedures	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	10,432,633	8,233,853
Federal Government	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	138,635,908	116,192,877
State Government	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	54,803,911	43,015,207
Sorocaba Refrescos	Rio de Janeiro Refrescos Ltda.	Associate	Loan	Guarantor	3,715,186	3,586,095
Others	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	3,757,062	3,236,092
Aduana de EZEIZA	Embotelladora del Atlántico S.A.	Subsidiary	Surety insurance	Faithful compliance of contract	673,854	699,502
Aduana de EZEIZA	Andina Empaques Argentina S.A.	Subsidiary	Surety insurance	Faithful compliance of contract	506,623	182,459